Performance Management - The Chesapeake Growth Fund	Feb. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863 or by visiting www.chesapeakefunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarter	25.49%	6/30/2020
Lowest Quarter	-21.09%	6/30/2022

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	25.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025:
Performance Table Narrative

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because holders of such accounts generally are subject to taxes only upon distributions.

Performance Table Uses Highest Federal Rate	The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because holders of such accounts generally are subject to taxes only upon distributions.
Performance [Table]
The Chesapeake Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	16.22%	5.78%	10.14%
Return After Taxes on Distributions	14.24%	5.08%	9.78%
Return After Taxes on Distributions and Sale of Fund Shares	11.00%	4.48%	8.38%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.chesapeakefunds.com
Performance Availability Phone [Text]	1-800-430-3863